Lease Liability (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Cost Components of The Operating Lease
The cost components of the operating lease were as follows for the years ended December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Lease Cost
Operating lease expense	$64,996	$67,423
Variable lease expense	68,584	66,455
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	1.92
Weighted average discount rate	14%	14%

Summary of Future Minimum Lease Payments
The Company’s future minimum lease payments as of December 31, 2023 are as follows:

Year ending December 31:
2024	60,780

Total undiscounted future minimum lease payments	$60,780
Less: balance of unused tenant allowance	—
Less: imputed interest	(7,464)

Present value of lease liabilities at December 31, 2023	$53,316

Summary of Lease Liability Balance	The lease liability balance is comprised as follows:

	December 31, 2023	December 31, 2022
Current portion	$53,316	$50,403
Non-current portion	—	51,303

	$53,316	$101,706